Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MUNICIPAL SECURITIES INCOME TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2022
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2022